Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund, and Deutsche LifeCompass 2040 Fund (collectively, the “Funds”), each a series of Deutsche Target Date Series (the “Trust”) (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 26, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Sincerely yours,

/s/Laura McCollum

Laura McCollum
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.